Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	$ 118,964,142		$ 77,032,480
Additions (1)	7,893,236		20,864,723	[1]
Additions for business combinations (cost) (2)	393,946	[2]	7,235,364
Amortization of year	(3,463,144)		(3,038,956)
Conversion effect	(12,670,322)		(1,459,981)
Effect of conversion (amortization)	(12,670,322)		(1,459,981)
Others increase (decreased) (3)	14,274,624	[3]	18,658,887
Changes	6,654,524		41,931,662
As of December	125,618,666		118,964,142
Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	104,487,137		63,804,999
Additions (1)	0		16,647,981
Additions for business combinations (cost) (2)	393,946		7,168,245
Amortization of year	0		0
Conversion effect	(12,069,829)		(1,251,533)
Effect of conversion (amortization)	(12,069,829)		(1,251,533)
Others increase (decreased) (3)	13,535,980		18,117,445
Changes	1,860,097		40,682,138
As of December	106,347,234		104,487,137
Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	11,271,441		10,824,733
Additions (1)	7,624,915		3,431,842
Additions for business combinations (cost) (2)	0		67,119
Amortization of year	(3,363,211)		(2,999,205)
Conversion effect	(478,931)		(164,197)
Effect of conversion (amortization)	(478,931)		(164,197)
Others increase (decreased) (3)	605,356		323,268
Changes	4,576,893		446,708
As of December	15,848,334		11,271,441
Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	2,942,512		2,250,027
Additions (1)	268,321		784,900
Additions for business combinations (cost) (2)	0		0
Amortization of year	0		0
Conversion effect	0		0
Effect of conversion (amortization)	0		0
Others increase (decreased) (3)	0		0
Changes	268,321		692,485
As of December	3,210,833		2,942,512
Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	263,052		152,721
Additions (1)	0		0
Additions for business combinations (cost) (2)	0		0
Amortization of year	(99,933)		(39,751)
Conversion effect	(121,562)		(44,251)
Effect of conversion (amortization)	(121,562)		(44,251)
Others increase (decreased) (3)	133,288		218,174
Changes	(50,787)		110,331
As of December	212,265		263,052
Gross carrying amount [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	143,420,655		98,214,077
Divestitures (cost)			(92,415)
As of December	153,312,139		143,420,655
Gross carrying amount [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	104,487,137		63,804,999
Divestitures (cost)			0
As of December	106,347,234		104,487,137
Gross carrying amount [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	35,157,353		31,499,321
Divestitures (cost)			0
As of December	42,908,693		35,157,353
Gross carrying amount [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	2,942,512		2,250,027
Divestitures (cost)			(92,415)
As of December	3,210,833		2,942,512
Gross carrying amount [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	833,653		659,730
Divestitures (cost)			0
As of December	845,379		833,653
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(24,456,513)		(21,181,597)
Conversion effect	226,184		(235,960)
Effect of conversion (amortization)	226,184		(235,960)
As of December	(27,693,473)		(24,456,513)
Accumulated depreciation and amortisation [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0		0
Conversion effect	0		0
Effect of conversion (amortization)	0		0
As of December	0		0
Accumulated depreciation and amortisation [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(23,885,912)		(20,674,588)
Conversion effect	188,764		(212,119)
Effect of conversion (amortization)	188,764		(212,119)
As of December	(27,060,359)		(23,885,912)
Accumulated depreciation and amortisation [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0		0
Conversion effect	0		0
Effect of conversion (amortization)	0		0
As of December	0		0
Accumulated depreciation and amortisation [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(570,601)		(507,009)
Conversion effect	37,420		(23,841)
Effect of conversion (amortization)	37,420		(23,841)
As of December	$ (633,114)		$ (570,601)

[1]	Corresponds mainly to the brands mentioned in Note 1 – General information, letter C).
[2]	See Note 15 – Business combinations.
[3]	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.